Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 108,475,660
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.043
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		8,300,000
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.034
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(23,852,969)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.002
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		92,922,691
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.053
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		17,225,537
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.041
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(855,314)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.020
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		(22,592,684)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.026
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		86,700,230
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		86,700,230
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	94,963,129
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	22,976,178
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.015
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	(7,297,607)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.002
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	110,641,700
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.052
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 110,610,450
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.052